Share Capital and Share Premium (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of share capital and share premium
	2026 Shares	2025 Shares	2026 USD	2025 USD
Ordinary shares
Fully paid	101,100,000	100,000,000	-	-